OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Summary of Other Current Liabilities
	US dollars
	December 31,
(in thousands)	2019	2018

Accrued expenses	7,663	10,281
Accrued payroll and related taxes	9,072	7,231
Government institutions	4,663	6,629
Accrued dividend	5,066	4,822
Operating lease liabilities, current	1,787	-
Others	2,902	3,512
	31,153	32,475